Accounts receivable and prepaid expenses	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable and prepaid expenses

4. Accounts receivable and prepaid expenses

Accounts receivable and prepaid expenses consists of the following:

	December 31,	December 31,
	2022	2021

Prepaid expenses	$386,218	$413,443
Environment protection agency overpayment (note 8)	170,729	-
Total	$556,947	$413,443